Related Party Transactions - Schedule of significant related party transactions, lease liabilities outstanding balance and interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Outstanding balance:
Less: current portion (shown as ‘current lease liabilities’)	$ (444)	$ (402)
Total lease liabilities	683	510
Interest expense on lease liabilities	16	18	$ 15
Total for all related parties
Outstanding balance:
Interest expense on lease liabilities	8	7	6
CyberLink
Outstanding balance:
Total lease liabilities	407	202
Less: current portion (shown as ‘current lease liabilities’)	(260)	(189)
Total lease liabilities	147	13
Interest expense on lease liabilities	7	6	6
ClinJeff
Outstanding balance:
Interest expense on lease liabilities	$ 1	$ 1	$ 0